INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summarized statement of financial position
Property and equipment	$ 6,097	$ 6,719	$ 6,239
Intangible assets	2,168	2,257	2,224
Other non-current assets	199	118
Cash and cash equivalents	1,304	2,942	3,614	$ 6,342
Other current assets	394	439
Financial liabilities	(11,630)	(11,116)
Total equity	(3,927)	(6,043)	$ (3,894)	$ (3,976)
Attributed to equity holders of parent	4,352	5,960
Non-controlling interest	(425)	83
LLP "KaR-Tel"
Summarized statement of financial position
Property and equipment	184	203
Intangible assets	92	91
Other non-current assets	204	205
Trade and other receivables	22	16
Cash and cash equivalents	14	29
Other current assets	74	64
Provisions	(5)	(7)
Other liabilities	(84)	(94)
Total equity	501	507
Attributed to equity holders of parent	249	254
Non-controlling interest	252	253
LLC "Sky Mobile"
Summarized statement of financial position
Property and equipment	79	80
Intangible assets	12	14
Other non-current assets	131	147
Trade and other receivables	6	6
Cash and cash equivalents	32	33
Other current assets	12	3
Provisions	(4)	(15)
Other liabilities	(22)	(29)
Total equity	246	239
Attributed to equity holders of parent	79	75
Non-controlling interest	167	164
Global Telecom Holding S.A.E
Summarized statement of financial position
Property and equipment	2,028	2,314
Intangible assets	1,324	1,356
Other non-current assets	1,806	2,268
Trade and other receivables	250	222
Cash and cash equivalents	375	606
Other current assets	850	337
Financial liabilities	(3,072)	(2,903)
Provisions	(341)	(396)
Other liabilities	(1,876)	(1,787)
Total equity	1,344	2,017
Attributed to equity holders of parent	2,157	2,236
Non-controlling interest	(778)	(219)
Omnium Telecom Algerie S.p.A
Summarized statement of financial position
Property and equipment	517	531
Intangible assets	291	394
Other non-current assets	1,361	1,417
Trade and other receivables	31	44
Cash and cash equivalents	125	309
Other current assets	66	84
Financial liabilities	(128)	(343)
Provisions	(31)	(28)
Other liabilities	(400)	(492)
Total equity	1,832	1,916
Attributed to equity holders of parent	597	584
Non-controlling interest	$ 1,235	$ 1,332